Cover	Mar. 27, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	At Home Group Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely to reflect the changed circumstances of the retirement of Larry D. Stone from the Board of Directors of the Company described below. The disclosure under the heading “Retirement of Larry D. Stone from the Board” under Item 5.02 of the Company’s Current Report on Form 8-K as filed with the Securities and Exchange Commission on April 1, 2021 (the “Original Report”) is amended and restated in its entirety as set out below. No other items or disclosures in the Original Report are being amended hereby.
Document Period End Date	Mar. 27, 2021
Entity File Number	001-37849
Entity Registrant Name	AT HOME GROUP INC.
Entity Central Index Key	0001646228
Entity Tax Identification Number	45-3229563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1600 East Plano Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	972
Local Phone Number	265-6227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HOME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false